Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Carrying Amount	$ 343,373	$ 372,032	$ 304,367
Cash and cash equivalents - Fair Value	343,373	372,032
Restricted cash - Carrying Amount	4,939	4,662	$ 5,072
Restricted cash - Fair Value	4,939	4,662
Margin deposits - Carrying Amount	4,270	4,270
Margin deposits - Fair Value	4,270	4,270
Long-term receivable (including short-term portion) - Carrying Amount	12,553	23,812
Long-term receivable (including short-term portion) - Fair Value	12,553	23,812
Investment in Debt securities - Carrying Amount	25,230	5,064
Investment in Debt securities - Fair Value	25,120	5,064
Debt and other financial liabilities - Carrying Amount	(1,757,238)	(1,572,692)
Debt and other financial liabilities - Fair Value	$ (1,757,238)	$ (1,572,692)